Investment Objectives and Goals	Aug. 27, 2025
Day Hagan Smart Sector ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DAY HAGAN SMART SECTOR ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation and preservation of capital.
Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DAY HAGAN SMART SECTOR FIXED INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return, consisting of income and capital appreciation.
Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DAY HAGAN SMART SECTOR INTERNATIONAL ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return, consisting of income and capital appreciation.
Day Hagan Smart Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DAY HAGAN SMART BUFFER ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation and preservation of capital.
Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – STRATEGY SHARES GOLD ENHANCED YIELD ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and long-term capital appreciation.
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: STRATEGY SHARES NASDAQ 7HANDL™ INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index.
Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – STRATEGY SHARES NEWFOUND/RESOLVE ROBUST MOMENTUM ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index.
Eventide High Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide High Dividend ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income, income growth and long-term capital appreciation.
Eventide US Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide US Market ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.